SUBSEQUENT EVENTS (Details)	Feb. 23, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Sep. 30, 2020 $ / shares
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Class A ordinary shares
Subsequent Event [Line Items]
Common stock, par value		0.0001	$ 0.0001
Class B ordinary shares
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent event
Subsequent Event [Line Items]
Exchange ratio, numerator used for determination | $	$ 1,700,000,000
Consideration in shares for business combination, denominator used for determination	$ 10.00
Number of earnout shares | shares	14,666,667
Threshold tangible assets | $	$ 5,000,001
Subsequent event | After domestication
Subsequent Event [Line Items]
Number of shares in each Domesticated Unit | shares	1
Number of warrants in each Domesticated Unit | shares	1
Number of shares called by each warrant | shares	1
Subsequent event | Volume-weighted average price atleast 12.50
Subsequent Event [Line Items]
Volume-weighted average share price	$ 12.50
Number of consecutive trading days to calculate VWAPs	30
Number of trading days to calculate VWAPs	20
Number of earn out shares issued | shares	8,000,000
Subsequent event | Volume-weighted average price atleast 15.00
Subsequent Event [Line Items]
Volume-weighted average share price	$ 15.00
Number of consecutive trading days to calculate VWAPs	30
Number of trading days to calculate VWAPs	20
Number of earn out shares issued | shares	6,666,667
Subsequent event | Class A ordinary shares
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Subsequent event | Class B ordinary shares
Subsequent Event [Line Items]
Common stock, par value	0.0001
Subsequent event | Markforged
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Subsequent event | Markforged | Maximum
Subsequent Event [Line Items]
Share repurchase value | $	$ 45,000,000